SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2015
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted
	Six months ended June 30,
	2015	2014

Volatility	51%-60%	60%-76%
Risk-free interest rate	1.43%-1.77%	1.38%-1.80%
Dividend yield	0%	0%
Expected life (years)	4.8-6.0	4.6 – 6.0